Warrants, Options, Equity Incentive Plan and Stock Issuances (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of stock option activities
Warrants/Options granted, Shares Under Warrants/Options	30,000
Balance, Shares Under Options/Warrants	30,000
2012 Equity Incentive Plan [Member]
Summary of stock option activities
Beginning Balance, Shares Under Options/Warrants	160
Warrants/Options granted, Shares Under Warrants/Options	202,200	160
Options/Warrants exercised, Share Under Options/Warrants
Warrants/Options cancelled/expired, Shares Under Options	(40)
Balance, Shares Under Options/Warrants	202,320	160
Beginning Balance, Weighted Average Exercise Price	$ 10.00
Warrants/Options granted, Weighted Average Exercise Price	$ 14.50	$ 10.00
Warrants/Options cancelled/expired, Weighted Average Exercise Price	$ 10.00
Balance, Weighted Average Exercise Price	$ 14.50	$ 10.00